SIGNIFICANT ACCOUNTING POLICIES AND OTHER FINANCIAL DATA (Policies)	12 Months Ended
Dec. 31, 2015
Consolidation Policy [Abstract]
Principles of Consolidation

Sempra Energy uses the equity method to account for investments in affiliated companies over which we have the ability to exercise significant influence, but not control.

VARIABLE INTEREST ENTITIES (VIE)

We consolidate a VIE if we are the primary beneficiary of the VIE. Our determination of whether we are the primary beneficiary is based upon qualitative and quantitative analyses, which assess the purpose and design of the VIE;
  the nature of the VIE’s risks and the risks we absorb;
  the power to direct activities that most significantly impact the economic performance of the VIE; and
  the obligation to absorb losses or right to receive benefits that could be significant to the VIE.

Public Utilities Policy [Abstract]
Regulatory Matters, Policy

REGULATORY MATTERS

Effects of Regulation

The accounting policies of the California Utilities conform with U.S. GAAP for rate-regulated enterprises and reflect the policies of the California Public Utilities Commission (CPUC) and the Federal Energy Regulatory Commission (FERC).

The California Utilities prepare their financial statements in accordance with U.S. GAAP provisions governing rate-regulated operations. Under these provisions, a regulated utility records regulatory assets, which are generally costs that would otherwise be charged to expense, if it is probable that, through the ratemaking process, the utility will recover those assets from customers. To the extent that recovery is no longer probable, the related regulatory assets are written off. Regulatory liabilities generally represent amounts collected from customers in advance of the actual expenditure by the utility. If the actual expenditures are less than amounts previously collected from ratepayers, the excess would be refunded to customers, generally by reducing future rates. Regulatory liabilities may also arise from other transactions such as unrealized gains on fixed price contracts and other derivatives or certain deferred income tax benefits that are passed through to customers in future rates. In addition, the California Utilities record regulatory liabilities when the CPUC or the FERC requires a refund to be made to customers or has required that a gain or other transaction of net allowable costs be given to customers over future periods.

Determining probability of recovery requires significant judgment by management and may include, but is not limited to, consideration of:

  the nature of the event giving rise to the assessment;
  existing statutes and regulatory code;
  legal precedents;
  regulatory principles and analogous regulatory actions;
  testimony presented in regulatory hearings;
  proposed regulatory decisions;
  final regulatory orders;
  a commission-authorized mechanism established for the accumulation of costs;
  status of applications for rehearings or state court appeals;
  specific approval from a commission; and
  historical experience.

Mobile Gas, Willmut Gas and Ecogas also apply U.S. GAAP for rate-regulated utilities to their operations, including the same evaluation of probability of recovery of regulatory assets described above.

Regulatory Balancing Accounts

Over- and undercollected regulatory balancing accounts reflect the difference between customer billings and recorded or CPUC-authorized costs, primarily commodity costs. Amounts in the balancing accounts are recoverable (receivable) or refundable (payable) in future rates, subject to CPUC approval. Balancing account treatment eliminates the impact on earnings from variances in the covered costs from authorized amounts. Absent balancing account treatment, variations in the cost of fuel supply and certain operating and maintenance costs from amounts approved by the CPUC would increase volatility in utility earnings.

Fair Value Measurements Policy [Abstract]
Fair Value Measurements, Policy

FAIR VALUE MEASUREMENTS

We apply recurring fair value measurements to certain assets and liabilities, primarily nuclear decommissioning and benefit plan trust assets and derivatives. “Fair value” is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (exit price).

A fair value measurement reflects the assumptions market participants would use in pricing an asset or liability based on the best available information. These assumptions include the risk inherent in a particular valuation technique (such as a pricing model) and the risks inherent in the inputs to the model. Also, we consider an issuer’s credit standing when measuring its liabilities at fair value.

We establish a fair value hierarchy that prioritizes the inputs used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurement). The three levels of the fair value hierarchy are as follows:

Level 1 – Quoted prices are available in active markets for identical assets or liabilities as of the reporting date. Active markets are those in which transactions for the asset or liability occur in sufficient frequency and volume to provide pricing information on an ongoing basis. Our Level 1 financial instruments primarily consist of listed equities, U.S. government treasury securities and exchange-traded derivatives.

Level 2 – Pricing inputs are other than quoted prices in active markets included in Level 1, which are either directly or indirectly observable as of the reporting date. Level 2 includes those financial instruments that are valued using models or other valuation methodologies. These models are primarily industry-standard models that consider various assumptions, including:

  quoted forward prices for commodities
  time value
  current market and contractual prices for the underlying instruments volatility factors
  other relevant economic measures

Substantially all of these assumptions are observable in the marketplace throughout the full term of the instrument, can be derived from observable data or are supported by observable levels at which transactions are executed in the marketplace. Our financial instruments in this category include domestic corporate bonds, municipal bonds and other foreign bonds, primarily in the Nuclear Decommissioning Trusts and in our pension and postretirement benefit plans, and non-exchange-traded derivatives such as interest rate instruments and over-the-counter (OTC) forwards and options.

Level 3 – Pricing inputs include significant inputs that are generally less observable from objective sources. These inputs may be used with internally developed methodologies that result in management’s best estimate of fair value from the perspective of a market participant.

Cash And Cash Equivalents Policy [Abstract]
Cash and Cash Equivalents, Policy	CASH AND CASH EQUIVALENTS Cash equivalents are highly liquid investments with maturities of three months or less at the date of purchase.
Allowance For Doubtfull Accounts [Abstract]
Trade And Other Accounts Receivable, Policy

COLLECTION ALLOWANCES

We record allowances for the collection of trade and other accounts and notes receivable, which include allowances for doubtful customer accounts and for other receivables.

We evaluate accounts receivable collectability using a combination of factors, including past due status based on contractual terms, trends in write-offs, the age of the receivable, counterparty creditworthiness, economic conditions and specific events, such as bankruptcies. Adjustments to the allowance for doubtful accounts are made when necessary based on the results of analysis, the aging of receivables, and historical and industry trends.

We write off accounts receivable in the period in which we deem the receivable to be uncollectible. We record recoveries of accounts receivable previously written off when it is known that they will be received.

Inventory Policy [Abstract]
Inventories, Policy

INVENTORIES

The California Utilities value natural gas inventory by the last-in first-out (LIFO) method. As inventories are sold, differences between the LIFO valuation and the estimated replacement cost are reflected in customer rates. Materials and supplies at the California Utilities are generally valued at the lower of average cost or net realizable value.

Sempra South American Utilities, Sempra Mexico and Sempra Natural Gas value natural gas inventory and materials and supplies at the lower of average cost or net realizable value. Sempra Mexico and Sempra Natural Gas value liquefied natural gas (LNG) inventory by the first-in first-out method.

Income Tax Policy [Abstract]
Income Taxes, Policy

INCOME TAXES

Income tax expense includes current and deferred income taxes from operations during the year. We record deferred income taxes for temporary differences between the book and the tax basis of assets and liabilities. Investment tax credits from prior years are amortized to income by the California Utilities over the estimated service lives of the properties as required by the CPUC. At our other businesses, we reduce the book basis of the related asset by the amount of investment tax credit earned. At Sempra Renewables, production tax credits are recognized in income tax expense as earned.

The California Utilities and Sempra Mexico recognize

  regulatory assets to offset deferred tax liabilities if it is probable that the amounts will be recovered from customers; and
  regulatory liabilities to offset deferred tax assets if it is probable that the amounts will be returned to customers.

Except for the current year Peruvian earnings for which we have accrued U.S. income tax, we currently do not record deferred income taxes for basis differences between financial statement and income tax investment amounts in non-U.S. subsidiaries and non-U.S. joint ventures because the related cumulative undistributed earnings are indefinitely reinvested.

When there are uncertainties related to potential income tax benefits, in order to qualify for recognition, the position we take has to have at least a “more likely than not” chance of being sustained (based on the position’s technical merits) upon challenge by the respective authorities. The term “more likely than not” means a likelihood of more than 50 percent. Otherwise, we may not recognize any of the potential tax benefit associated with the position. We recognize a benefit for a tax position that meets the “more likely than not” criterion at the largest amount of tax benefit that is greater than 50 percent likely of being realized upon its effective resolution.

Unrecognized tax benefits involve management’s judgment regarding the likelihood of the benefit being sustained. The final resolution of uncertain tax positions could result in adjustments to recorded amounts and may affect our effective tax rate.

For SDG&E and SoCalGas, the CPUC requires flow-through rate-making treatment for the current income tax benefit or expense arising from certain property-related and other temporary differences between the treatment for financial reporting and income tax, which will reverse over time. Under the regulatory accounting treatment required for these flow-through temporary differences, deferred income tax assets and liabilities are not recorded to deferred income tax expense, but rather to a regulatory asset or liability, which impacts the current effective income tax rate. As a result, changes in the relative size of these items compared to pretax income, from period to period, can cause variations in the effective income tax rate. The following items are subject to flow-through treatment:

  repairs expenditures related to a certain portion of utility plant fixed assets the equity portion of AFUDC
  a portion of the cost of removal of utility plant assets
  utility self-developed software expenditures
  depreciation on a certain portion of utility plant assets
  state income taxes

The AFUDC related to equity recorded for regulated construction projects at Sempra Mexico has similar flow-through treatment.

We use the deferral method for investment tax credits (ITC). For certain solar and wind generating assets placed into service during 2012, we elected to seek cash grants rather than ITC for which the projects also qualify. Accordingly, cash grant accounting was applied. Grant accounting for cash grants is very similar to the deferral method of accounting for ITC, the primary difference being the recording of a cash grant receivable instead of an income tax receivable.

Under the deferral method of accounting for ITC and under grant accounting for cash grants, we record a deferred income tax benefit on day one, which is reflected in income tax expense, by recording a deferred income tax asset during the year the renewable energy assets are placed in service. This deferred income tax asset results from the day-one difference in the income tax basis and financial statement basis of the renewable energy assets, referred to as the day-one basis difference. The financial statement basis of the assets is reduced by 100 percent of the ITC or grant expected; U.S. federal income tax basis is reduced by only 50 percent for both ITC and grants; and state income tax basis is reduced by 50 percent for grants and not at all for ITC.

Conversion of ITC to cash is generally dependent on reducing income tax payments and thus the existence of a U.S. federal net operating loss (NOL) carryforward can result in delaying this conversion.

Emission Credits Policy [Abstract]
Emission Credits or Allowances Policy

GREENHOUSE GAS (GHG) ALLOWANCES

The California Utilities, Sempra Mexico and Sempra Natural Gas are required by California Assembly Bill 32 to acquire GHG allowances for every metric ton of carbon dioxide equivalent emitted into the atmosphere during electric generation and natural gas transportation. We record GHG allowances at the lower of weighted average cost or market, and include them in Other Current Assets and Sundry on the Consolidated Balance Sheets based on the dates that they are required to be surrendered. We measure the compliance obligation, which is based on emissions, at the carrying value of allowances held plus the fair value of additional allowances necessary to satisfy the obligation. We include the obligation in Other Current Liabilities and Deferred Credits and Other on the Consolidated Balance Sheets based on the dates that the allowances will be surrendered. We remove the assets and liabilities from the balance sheets as the allowances are surrendered.

The California Utilities balance costs and revenues associated with the GHG program through Regulatory Balancing Accounts on the Consolidated Balance Sheets.

RENEWABLE ENERGY CERTIFICATES

Renewable energy certificates (RECs) represent property rights established by governmental agencies for the environmental, social, and other nonpower qualities of renewable electricity generation. A REC, and its associated attributes and benefits, can be sold separately from the underlying physical electricity associated with a renewable-based generation source in certain markets.

Retail sellers of electricity obtain RECs through renewable power purchase agreements, internal generation or separate purchases in the market to comply with renewable portfolio standards established by the governmental agencies. RECs provide documentation for the generation of a unit of renewable energy that is used to verify compliance with renewable portfolio standards. The cost of RECs at SDG&E is recorded in Cost of Electric Fuel and Purchased Power, which is recoverable in rates, on the Consolidated Statements of Operations.

Property Plant And Equipment Policy [Abstract]
Property, Plant and Equipment, Policy

PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment primarily represents the buildings, equipment and other facilities used by the California Utilities to provide natural gas and electric utility services, and by Sempra International and Sempra U.S. Gas & Power in their operations, including construction work in progress at these operating units. Property, plant and equipment also includes lease improvements and other equipment at Parent and Other, as well as property acquired under a build-to-suit lease, which we discuss further in Note 15.

Our plant costs include

  labor
  materials and contract services
  expenditures for replacement parts incurred during a major maintenance outage of a generating plant

In addition, the cost of utility plant at our rate-regulated businesses and non-utility regulated projects that meet the regulatory accounting requirements of U.S. GAAP at Sempra Mexico and Sempra Natural Gas includes AFUDC. We discuss AFUDC below. The cost of non-utility plant includes capitalized interest.

Maintenance costs are expensed as incurred. The cost of most retired depreciable utility plant assets less salvage value is charged to accumulated depreciation.

Depreciation expense is based on the straight-line method over the useful lives of the assets or, for the California Utilities, a shorter period prescribed by the CPUC. Depreciation expense is computed using the straight-line method over the asset’s estimated original composite useful life, the CPUC-prescribed period or the remaining term of the site leases, whichever is shortest.

The California Utilities finance their construction projects with borrowed funds and equity funds. The CPUC and the FERC allow the recovery of the cost of these funds by the capitalization of AFUDC, calculated using rates authorized by the CPUC and the FERC, as a cost component of property, plant and equipment. The California Utilities earn a return on the capitalized AFUDC after the utility property is placed in service and recover the AFUDC from their customers over the expected useful lives of the assets.

Pipeline projects currently under construction by Sempra Mexico and Sempra Natural Gas that are both subject to certain regulation and meet U.S. GAAP regulatory accounting requirements record the impact of AFUDC related to equity.

Sempra International and Sempra U.S. Gas & Power businesses capitalize interest costs incurred to finance capital projects and interest on equity method investments that have not commenced planned principal operations. The California Utilities also capitalize certain interest costs.

Goodwill And Intangible Assets, Policy [Abstract]
Goodwill and Intangible Assets, Policy

GOODWILL AND OTHER INTANGIBLE ASSETS

Goodwill

Goodwill is the excess of the purchase price over the fair value of the identifiable net assets of acquired companies measured at the time of acquisition. Goodwill is not amortized but we test it for impairment annually on October 1 or whenever events or changes in circumstances necessitate an evaluation. Impairment of goodwill occurs when the carrying amount (book value) of goodwill exceeds its implied fair value. If the carrying value of the reporting unit, including goodwill, exceeds its fair value, and the book value of goodwill is greater than its fair value on the test date, we record a goodwill impairment loss.

For our annual goodwill impairment testing, under current U.S. GAAP guidance we have the option to first make a qualitative assessment of whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount before applying the two-step, quantitative goodwill impairment test. If we elect to perform the qualitative assessment, we evaluate relevant events and circumstances, including but not limited to, macroeconomic conditions, industry and market considerations, cost factors, changes in key personnel and the overall financial performance of the reporting unit. If, after assessing these qualitative factors, we determine that it is more likely than not that the fair value of a reporting unit is less than its carrying amount, then we perform the two-step goodwill impairment test. When we perform the two-step, quantitative goodwill impairment test, we exercise judgment to develop estimates of the fair value of the reporting unit and the corresponding goodwill. Our fair value estimates are developed from the perspective of a knowledgeable market participant. We consider observable transactions in the marketplace for similar investments, if available, as well as an income-based approach such as discounted cash flow analysis. A discounted cash flow analysis may be based directly on anticipated future revenues and expenses and may be performed based on free cash flows generated within the reporting unit. Critical assumptions that affect our estimates of fair value may include consideration of market transactions
  future cash flows
  the appropriate risk-adjusted discount rate
  country risk
  entity risk

Other Intangible Assets

Other Intangible Assets primarily represent storage and development rights related to the natural gas storage facilities of Bay Gas Storage Company, Ltd. (Bay Gas) and Mississippi Hub, LLC (Mississippi Hub), which are being amortized over their estimated useful lives as shown in the table below.

Impairment Or Disposal Of Long Lived Assets Policy [Abstract]
Impairment or Disposal of Long-lived Assets, Policy

LONG-LIVED ASSETS

We test long-lived assets for recoverability whenever events or changes in circumstances have occurred that may affect the recoverability or the estimated useful lives of long-lived assets. Long-lived assets include intangible assets subject to amortization, but do not include investments in unconsolidated subsidiaries. Events or changes in circumstances that indicate that the carrying amount of a long-lived asset may not be recoverable may include significant decreases in the market price of an asset
  a significant adverse change in the extent or manner in which we use an asset or in its physical condition a significant adverse change in legal or regulatory factors or in the business climate that could affect the value of an asset a current period operating or cash flow loss combined with a history of operating or cash flow losses or a projection of continuing losses associated with the use of a long-lived asset a current expectation that, more likely than not, a long-lived asset will be sold or otherwise disposed of significantly before the end of its previously estimated useful life

A long-lived asset is impaired when the estimated future undiscounted cash flows are less than the carrying amount of the asset. If that comparison indicates that the asset’s carrying value may not be recoverable, the impairment is measured based on the difference between the carrying amount and the fair value of the asset. This evaluation is performed at the lowest level for which separately identifiable cash flows exist.

Asset Retirement Obligations Policy [Abstract]
Asset Retirement Obligation Policy

ASSET RETIREMENT OBLIGATIONS

For tangible long-lived assets, we record asset retirement obligations for the present value of liabilities of future costs expected to be incurred when assets are retired from service, if the retirement process is legally required and if a reasonable estimate of fair value can be made. We also record a liability if a legal obligation to perform an asset retirement exists and can be reasonably estimated, but performance is conditional upon a future event. We record the estimated retirement cost over the life of the related asset by depreciating the asset retirement cost (measured as the present value of the obligation at the time of the asset’s acquisition), and accreting the obligation until the liability is settled. Rate-regulated entities, including the California Utilities, record regulatory assets or liabilities as a result of the timing difference between the recognition of costs in accordance with U.S. GAAP and costs recovered through the rate-making process.

Commitments And Contingencies Policy [Abstract]
Contingencies, Policy

CONTINGENCIES

We accrue losses for the estimated impacts of various conditions, situations or circumstances involving uncertain outcomes. For loss contingencies, we accrue the loss if an event has occurred on or before the balance sheet date and:

  information available through the date we file our financial statements indicates it is probable that a loss has been incurred, given the likelihood of uncertain future events; and
  the amount of the loss can be reasonably estimated.

We do not accrue contingencies that might result in gains. We continuously assess contingencies for litigation claims, environmental remediation and other events.

Legal Costs Policy [Abstract]
Legal Fees, Policy

LEGAL FEES

Legal fees that are associated with a past event for which a liability has been recorded are accrued when it is probable that fees also will be incurred.

LEGAL PROCEEDINGS

We accrue losses for a legal proceeding when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. However, the uncertainties inherent in legal proceedings make it difficult to estimate with reasonable certainty the costs and effects of resolving these matters. Accordingly, actual costs incurred may differ materially from amounts accrued, may exceed applicable insurance coverage and could materially adversely affect our business, cash flows, results of operations, financial condition and prospects. Unless otherwise indicated, we are unable to estimate reasonably possible losses in excess of any amounts accrued.

Noncontrolling Interest Policy [Abstract]
Noncontrolling Interest Policy [Text Block]

NONCONTROLLING INTERESTS

Ownership interests that are held by owners other than Sempra Energy and SDG&E in subsidiaries or entities consolidated by them are accounted for and reported as noncontrolling interests. Noncontrolling interests are reported as a separate component of equity on the Consolidated Balance Sheets. Earnings/losses attributable to the noncontrolling interests are separately identified on the Consolidated Statements of Operations, and net income/loss and comprehensive income/loss attributable to noncontrolling interests are separately identified on the Consolidated Statements of Comprehensive Income (Loss) and Consolidated Statements of Changes in Equity.

Revenue Recognition Policy [Abstract]
Revenues, Policy

REVENUES

Utilities

Our California Utilities generate revenues primarily from deliveries to their customers of electricity by SDG&E and natural gas by both SoCalGas and SDG&E and from related services. We record these revenues following the accrual method and recognize them upon delivery and performance. As described below, recorded revenues include those authorized by the CPUC to support our operations (“decoupled revenue”), as well as commodity costs that are passed through to core gas customers and electric customers:

  Decoupled revenue – The regulatory framework permits the California Utilities to recover authorized revenue based on estimated annual demand forecasts approved in regular proceedings before the CPUC. Any difference between actual demand and the annual demand approved in the proceedings is recovered or refunded in authorized revenue in the subsequent year. This design, commonly known as “decoupling,” is intended to minimize any impact on earnings due to variability in volumetric demand for electricity and natural gas.
  Commodity costs – The regulatory framework authorizes the California Utilities to recover the actual cost of natural gas procured and delivered to its core customers in rates substantially as incurred. Actual electricity procurement costs are recovered as power is delivered, or to the extent actual amounts vary from forecasts, generally recovered or refunded within the subsequent year. The California Utilities also record revenue from CPUC-approved incentive awards, some of which require approval by the CPUC prior to being recognized. We provide additional discussion on utility incentive mechanisms in Note 14.

On a monthly basis, SoCalGas accrues natural gas storage contract revenues, which consist of storage reservation and variable charges based on negotiated agreements with terms of up to 15 years.

Our natural gas utilities outside of California (Mobile Gas, Willmut Gas and Ecogas) apply U.S. GAAP for revenue recognition consistent with the California Utilities.

Our electric distribution utilities in South America, Chilquinta Energía and Luz del Sur, serve primarily regulated customers, and their revenues are based on tariffs that are set by the National Energy Commission (Comisión Nacional de Energía, or CNE) in Chile and the Energy and Mining Investment Supervisory Body (Organismo Supervisor de la Inversión en Energía y Minería, or OSINERGMIN) of the National Electricity Office under the Ministry of Energy and Mines in Peru.

The tariffs charged are based on an efficient model distribution company defined by Chilean law in the case of Chilquinta Energía, and OSINERGMIN in the case of Luz del Sur. The tariffs include operation and maintenance costs, an internal rate of return on the new replacement value of depreciable assets, charges for the use of transmission systems, and a component for the value added by the distributor. Tariffs are designed to provide for a pass-through to customers of the main noncontrollable cost items (mainly power purchases and transmission charges), recovery of reasonable operating and administrative costs, incentives to reduce costs and make needed capital investments and a regulated rate of return on the distributor’s regulated asset base. Because the tariffs are based on a model and are intended to cover the costs of the model company, but are not based on the costs of the specific utility and may not result in full cost recovery, they do not meet the requirement necessary for treatment under applicable U.S. GAAP for rate-regulated accounting.

Energy-Related Businesses

Sempra South American Utilities

Sempra South American Utilities generates revenues from energy-services companies that provide electric construction services and recognizes these revenues when services are provided in accordance with contractual agreements. The energy-services company in Chile also generates revenue from selling electricity to non-regulated customers.

Sempra Mexico

Sempra Mexico’s Termoeléctrica de Mexicali natural gas-fired power plant generates revenues from selling electricity and/or capacity to the California Independent System Operator (ISO) and to governmental, public utility and wholesale power marketing entities. Sempra Mexico recognizes these revenues as the electricity is delivered and capacity is provided. Sempra Mexico’s pipeline operations recognize revenues from the sale and transportation of natural gas as deliveries are made and from fixed capacity payments. Sempra Mexico also recognizes revenues from (1) the sale of LNG and natural gas as deliveries are made to counterparties and (2) from reservation and usage fees under terminal capacity agreements, nitrogen injection service agreements and tug service agreements. It reports revenue net of value added taxes in Mexico. Sempra Mexico’s revenues also include net realized gains and losses and the net change in the fair value of unrealized gains and losses on derivative contracts for natural gas.

Sempra Renewables

For consolidated entities, Sempra Renewables generates revenues from the sale of solar power pursuant to power purchase agreements, and recognizes these revenues when the power is delivered. It also generates revenues for managing certain of its solar and wind project joint ventures.

Sempra Natural Gas

Sempra Natural Gas recognizes revenue on natural gas storage and transportation operations when services are provided in accordance with contractual agreements for the storage and transportation services. Sempra Natural Gas also records revenues from contractual counterparty obligations for non-delivery of LNG cargoes, as well as revenues from the sale of LNG and natural gas as deliveries are made to counterparties. Sempra Natural Gas revenues also include net realized gains and losses and the net change in the fair value of unrealized gains and losses on derivative contracts for power and natural gas. Prior to April 2015, Sempra Natural Gas generated revenues from selling electricity and/or capacity from its Mesquite Power facility (see Note 3) to the California ISO and to governmental, public utility and wholesale power marketing entities. Sempra Natural Gas recognized these revenues as the electricity was delivered and capacity was provided. Related to its LNG terminal, prior to October 1, 2014, the effective date of Cameron LNG JV, Sempra Natural Gas recognized revenues from reservation and usage fees. We discuss the deconsolidation of Cameron LNG, LLC and related assets further in Note 3.

Cost Of Sales Policy [Abstract]
Other Cost of Sales, Policy

OTHER COST OF SALES

Other Cost of Sales primarily includes

  pipeline capacity costs, and pipeline transportation and natural gas marketing costs at Sempra Natural Gas;
  electric construction services costs at Sempra South American Utilities’ energy-services companies; and
  energy management service fees and costs associated with construction of a pipeline interconnect at Sempra Mexico

Selling General And Administrative Expenses Policy [Abstract]
Operation and Maintenance Expenses, Policy

OPERATION AND MAINTENANCE EXPENSES

Operation and Maintenance includes operating and maintenance costs, and general and administrative costs, consisting primarily of personnel costs, purchased materials and services, litigation expense and rent.

Foreign Currency Transactions And Translations Policy [Abstract]
Foreign Currency Translation, Policy

FOREIGN CURRENCY TRANSLATION

Our operations in South America and our natural gas distribution utility in Mexico use their local currency as their functional currency. The assets and liabilities of their foreign operations are translated into U.S. dollars at current exchange rates at the end of the reporting period, and revenues and expenses are translated at average exchange rates for the year. The resulting noncash translation adjustments do not enter into the calculation of earnings or retained earnings (unless the operation is being discontinued), but are reflected in Other Comprehensive Income (Loss) and in Accumulated Other Comprehensive Income (Loss)

Stockholders Equity Policy [Abstract]
Comprehensive Income, Policy

COMPREHENSIVE INCOME

Comprehensive income includes all changes in the equity of a business enterprise (except those resulting from investments by owners and distributions to owners), including:

  foreign currency translation adjustments
  changes in unamortized net actuarial gain or loss and prior service cost related to pension and other postretirement benefits plans unrealized gains or losses on available-for-sale securities certain hedging activities

The Consolidated Statements of Comprehensive Income show the changes in the components of other comprehensive income (loss) (OCI), including the amounts attributable to noncontrolling interests.